Segment Disclosure Revenue by Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue, Net	$ 76,393	$ 76,165	$ 13,469
EMEA [Member]
Segment Reporting Information [Line Items]
Revenues	39,719	39,331	7,172
Americas [Member]
Segment Reporting Information [Line Items]
Revenues	23,043	25,284	4,749
APAC [Member]
Segment Reporting Information [Line Items]
Revenues	$ 13,631	$ 11,550	$ 1,548